3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Public offering warrants	$ 0		$ (587)
Series C Warrants	(707)	$ (1,145)
Series B warrants	(114)	(1,461)	(1,483)
Total long-term liabilities at fair value	(821)	(2,606)	(2,070)
Level 1
Public offering warrants	0		0
Series C Warrants	0	0
Series B warrants	0	0	0
Total long-term liabilities at fair value	0	0	0
Level 2
Public offering warrants	0		0
Series C Warrants	0	0
Series B warrants	0	0	0
Total long-term liabilities at fair value	0	0	0
Level 3
Public offering warrants	0		(587)
Series C Warrants	(707)	(1,145)
Series B warrants	(114)	(1,461)	(1,483)
Total long-term liabilities at fair value	$ (821)	$ (2,606)	$ (2,070)